Investment in Equity Investees (Tables)	6 Months Ended
Jun. 30, 2026
Investment in Equity Investees
Summary of composition of equity investees

	June 30,	December 31,
	2026	2025

	(in US$’000)
Shanghai Hutchison Pharmaceuticals Limited (note (a))	6,574	5,140
ImageneBio, Inc. (note (b))	4,446	5,725
	11,020	10,865

Notes:

(a)	Shanghai Hutchison Pharmaceuticals Limited (“SHPL”) is a private company with no quoted market price available for its shares.
(b)	ImageneBio, Inc. is listed on NASDAQ.